SHARE CAPITAL	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SHARE CAPITAL

11. SHARE CAPITAL

(a)	AUTHORIZED

Unlimited number of common shares

One special voting share

(b)	COMMON SHARES ISSUED

	Number of Shares	Amount
Balance, January 1, 2022	36,494,228	$147,729,846
Shares issued to settle accounts payable	5,422	40,029
Funds from common shares issued on private placement	1,126,635	3,184,332
Fair value of warrants issued on private placement	-	(656,734)
Share issue costs	-	(247,892)
Funds from the exercise of stock options	143,437	418,845
Fair value of stock options exercised	-	374,129
Funds from the exercise of warrants and compensation warrants	72,500	284,437
Fair value of warrants and compensation warrants exercised	-	79,547
Adjustment for 10 for 1 share consolidation	(272)	-
Balance, December 31, 2022	37,841,950	151,206,539
Funds from the exercise of stock options	245,606	612,310
Fair value of stock options exercised	-	538,168
Funds from the exercise of warrants	2,364,066	7,767,067
Fair value of warrants exercised	-	4,418,783
Funds from Common shares issued through ATM financing	227,673	983,194
Share issue costs	-	(320,712)
Balance, September 30, 2023	40,679,295	$165,205,349

During the nine months ended September 30, 2023, the Company raised gross proceeds of $983,194 from the issuance of 227,673 common shares through an Equity Distribution Agreement, (“EDA”) with multiple agents. Pursuant to the EDA, the Company established an at-the-market (“ATM”) equity offering program whereby the Company may, at its discretion, during the term of the ATM agreement issue and sell, through the agents such number of common shares of the Company as would result in aggregate gross proceeds to the Company of up to US$30 million. The agents were paid a commission of 3% or $29,486 of the gross proceeds raised through the ATM. The Company incurred additional financing costs including legal and filing fees of $291,226.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)